Loans and Related Allowace for Loan Losses (Average of Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average Recorded Investment, Total	$ 8,601	$ 8,642	$ 7,994
Interest Income Recognized, Total	133	299	276
Cash Basis Interest Income, Total	18	71	54
Commercial, financial and agricultural [Member]
Impaired Loans with No Allowance: Average Recorded Investment	199	274	1,097
Impaired Loans with No Allowance: Interest Income Recognized	14	19	23
Average Recorded Investment, Total	199	274	1,097
Interest Income Recognized, Total	14	19	23
Real estate - commercial [Member]
Impaired Loans with No Allowance: Average Recorded Investment	2,492	2,354	1,844
Impaired Loans with No Allowance: Interest Income Recognized	119	139	123
Impaired Loans with No Allowance: Cash Basis Interest Income	3	10	17
Average Recorded Investment, Total	2,492	2,354	1,844
Interest Income Recognized, Total	119	139	123
Cash Basis Interest Income, Total	3	10	17
Real estate - construction [Member]
Impaired Loans with No Allowance: Average Recorded Investment	1,362	485	550
Impaired Loans with No Allowance: Interest Income Recognized		42	15
Impaired Loans with No Allowance: Cash Basis Interest Income		14	15
Impaired Loans with Allowance: Average Recorded Investment	674	1,025	300
Impaired Loans with Allowance: Interest Income Recognized			2
Impaired Loans with Allowarnce: Cash Basis Interest Income	15		2
Average Recorded Investment, Total	2,036	1,510	850
Interest Income Recognized, Total		42	17
Cash Basis Interest Income, Total	15	14	17
Real estate - mortgage [Member]
Impaired Loans with No Allowance: Average Recorded Investment	1,371	2,453	2,712
Impaired Loans with No Allowance: Interest Income Recognized		34	99
Impaired Loans with No Allowance: Cash Basis Interest Income		47	6
Impaired Loans with Allowance: Average Recorded Investment	2,503	2,051	1,491
Impaired Loans with Allowance: Interest Income Recognized		65	14
Impaired Loans with Allowarnce: Cash Basis Interest Income			14
Average Recorded Investment, Total	3,874	4,504	4,203
Interest Income Recognized, Total		99	113
Cash Basis Interest Income, Total		$ 47	$ 20